Loss Per Share - Reconciliation of Numerator and Denominator (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net loss attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) shareholders	$ (22.2)	$ (105.7)	$ (158.3)	$ (119.1)	$ (122.0)
Weighted average common shares outstanding — basic (in shares)	180.773	6.685	6.549	6.453	6.300
Weighted average common shares outstanding — diluted (in shares)	180.773	6.685	6.549	6.453	6.300
Net loss per common share attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders — basic (in dollars per share)	$ 0.12	$ 15.81	$ 24.18	$ 18.45	$ 19.36
Net loss per common share attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders — diluted (in dollars per share)	$ 0.12	$ 15.81	$ 24.18	$ 18.45	$ 19.36
Anti-dilutive employee share-based awards, excluded	0	0	0	0	0
Share-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive employee share-based awards, excluded	0.003	0.200	0.300	0.400	0.500